Provision For Lease Return Costs For Aircraft And Engines (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Provision for Return Condition Checks for Aircraft Under Operating Leases

	2021 RMB million	2020 RMB million
At January 1	6,990	7,178
Accrual	373	283
Utilisation	(93)	(471)

At December 31	7,270	6,990
Less: current portion	—	(24)

Non-current portion	7,270	6,966